UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM 24F-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

The Dreyfus/Laurel Funds Trust 200 Park Avenue New York, NY 10166

2. The name of each series or class of securities for which this Form is filed (If the form i being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.	Investment Company Act File Number:

Securities Act File Number:

4(a). Last day of fiscal year for which this notice is filed:

October 31, 2008

4(b). [	] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note :If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

Dreyfus Global Equity Income Fund - Class A
(formerly, Dreyfus Premier Global Equity Income Fund)
5. Calculation of registration fee:

(I) Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):	$ 3,028,695

(II) Aggregate price of securities redeemed or
repurchased during the fiscal year:	$ (890,944)

(III) Aggregate price of securities redeemed or
repurchased during any PRIOR fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:
$ -
(IV) Total available redemption credits [add Items 5(ii)
and 5(iii):	(890,944)

(V) Net Sales - if Item 5(I) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:	$ 2,137,751

(VI) Redemption credits available for use in future
years -- if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(I)]:	$ -
(VII) Multiplier for determining registration fee (See
Instruction C.9):	0.0000393

(VIII) Registration fee due (multiply Item 5(v) by Item
5(vii) (enter “0” if no fee is due):	$ 84.01

6. If the response to item 5(i) was determined by
deducting an amount of securities that were
registered under the Securities Act of 1933
pursuant to rule 24e-2 in effect before October 11,
1997, then report the amount of securities (number
of shares or other units) deducted here: -0-. If
there is a number of shares or other units that
were registered pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year for which this
form is filed that are available for use by the
issuer in future fiscal years, then state that
number here: -0-.

7. Interest due -- if this Form is being filed more
than 90 days after the end of the issuer’s fiscal
year (See Instruction D):

8.
Total of the amount of the registration fee due
plus any interest due [line 5(viii) plus line 7]:
$ 84.01

Dreyfus Global Equity Income Fund - Class C
(formerly, Dreyfus Premier Global Equity Income Fund)
5. Calculation of registration fee:

(I) Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):	$ 1,184,765

(II) Aggregate price of securities redeemed or
repurchased during the fiscal year:	$ (48,989)

(III) Aggregate price of securities redeemed or
repurchased during any PRIOR fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:
$ -
(IV) Total available redemption credits [add Items 5(ii)
and 5(iii):	$ (48,989)

(V) Net Sales - if Item 5(I) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:	$ 1,135,776

(VI) Redemption credits available for use in future
years -- if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(I)]:	$ -
(VII) Multiplier for determining registration fee (See
Instruction C.9):	0.0000393

(VIII) Registration fee due (multiply Item 5(v) by Item
5(vii) (enter “0” if no fee is due):	$ 44.64

6. If the response to item 5(i) was determined by
deducting an amount of securities that were
registered under the Securities Act of 1933
pursuant to rule 24e-2 in effect before October 11,
1997, then report the amount of securities (number
of shares or other units) deducted here: -0-.	If
there is a number of shares or other units that
were registered pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year for which this
form is filed that are available for use by the
issuer in future fiscal years, then state that
number here: -0-.

7. Interest due -- if this Form is being filed more
than 90 days after the end of the issuer’s fiscal
year (See Instruction D):

8.
Total of the amount of the registration fee due
plus any interest due [line 5(viii) plus line 7]:
$ 44.64

Dreyfus Global Equity Income Fund - Class I
(formerly, Dreyfus Premier Global Equity Income Fund)
5. Calculation of registration fee:

(I) Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):		$ 12,243

(II) Aggregate price of securities redeemed or
repurchased during the fiscal year:		$ (6,422)

(III) Aggregate price of securities redeemed or
repurchased during any PRIOR fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:		$ -
(IV) Total available redemption credits [add Items 5(ii)
and 5(iii):		$ (6,422)

(V) Net Sales - if Item 5(I) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:		$ 5,821

(VI) Redemption credits available for use in future
years -- if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(I)]:		$ -
(VII) Multiplier for determining registration fee (See
Instruction C.9):		0.0000393

(VIII) Registration fee due (multiply Item 5(v) by Item
5(vii) (enter “0” if no fee is due):		$ 0.23

6. If the response to item 5(i) was determined by
deducting an amount of securities that were
registered under the Securities Act of 1933
pursuant to rule 24e-2 in effect before October 11,
1997, then report the amount of securities (number
of shares or other units) deducted here: -0-.	If
there is a number of shares or other units that
were registered pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year for which this
form is filed that are available for use by the
issuer in future fiscal years, then state that
number here: -0-.

7. Interest due -- if this Form is being filed more
than 90 days after the end of the issuer’s fiscal
year (See Instruction D):

8.
Total of the amount of the registration fee due
plus any interest due [line 5(viii) plus line 7]:
$ 0.23

$ -

Dreyfus Global Equity Income Fund - Class T
(formerly, Dreyfus Premier Global Equity Income Fund)
5. Calculation of registration fee:

(I) Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):			$ 42,566

(II) Aggregate price of securities redeemed or
repurchased during the fiscal year:		$ -

(III) Aggregate price of securities redeemed or
repurchased during any PRIOR fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:		$ -
(IV) Total available redemption credits [add Items 5(ii)
and 5(iii):			$ -
(V) Net Sales - if Item 5(I) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:			$ 42,566

(VI) Redemption credits available for use in future
years -- if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(I)]:		$ -
(VII) Multiplier for determining registration fee (See
Instruction C.9):			0.0000393

(VIII) Registration fee due (multiply Item 5(v) by Item
5(vii) (enter “0” if no fee is due):			$ 1.67

6. If the response to item 5(i) was determined by
deducting an amount of securities that were
registered under the Securities Act of 1933
pursuant to rule 24e-2 in effect before October 11,
1997, then report the amount of securities (number
of shares or other units) deducted here: -0-. If
there is a number of shares or other units that
were registered pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year for which this
form is filed that are available for use by the
issuer in future fiscal years, then state that
number here: -0-.

7. Interest due -- if this Form is being filed more
than 90 days after the end of the issuer’s fiscal
year (See Instruction D):

8.
Total of the amount of the registration fee due
plus any interest due [line 5(viii) plus line 7]:
$ 1.67

Dreyfus 130/30 Large Cap Growth Fund - Class A
(formerly, Dreyfus Premier 130/30 Large Cap Growth Fund)
5. Calculation of registration fee:

(I) Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):		$ 303,714

(II) Aggregate price of securities redeemed or
repurchased during the fiscal year:	$ 122,167

(III) Aggregate price of securities redeemed or
repurchased during any PRIOR fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:
$ -
(IV) Total available redemption credits [add Items 5(ii)
and 5(iii):		122,167

(V) Net Sales - if Item 5(I) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:		$ 181,547

(VI) Redemption credits available for use in future
years -- if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(I)]:	$ -
(VII) Multiplier for determining registration fee (See
Instruction C.9):		0.0000393

(VIII) Registration fee due (multiply Item 5(v) by Item
5(vii) (enter “0” if no fee is due):		$ 7.13

6. If the response to item 5(i) was determined by
deducting an amount of securities that were
registered under the Securities Act of 1933
pursuant to rule 24e-2 in effect before October 11,
1997, then report the amount of securities (number
of shares or other units) deducted here: -0-.	If
there is a number of shares or other units that
were registered pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year for which this
form is filed that are available for use by the
issuer in future fiscal years, then state that
number here: -0-.

7. Interest due -- if this Form is being filed more
than 90 days after the end of the issuer’s fiscal
year (See Instruction D):

8.
Total of the amount of the registration fee due
plus any interest due [line 5(viii) plus line 7]:
$ 7.13

Dreyfus 130/30 Large Cap Growth Fund - Class C
(formerly, Dreyfus Premier 130/30 Large Cap Growth Fund)
5. Calculation of registration fee:

(I) Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):			$ 144,341

(II) Aggregate price of securities redeemed or
repurchased during the fiscal year:		$ 49,389

(III) Aggregate price of securities redeemed or
repurchased during any PRIOR fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:
$ -
(IV) Total available redemption credits [add Items 5(ii)
and 5(iii):			$ 49,389

(V) Net Sales - if Item 5(I) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:			$ 94,952

(VI) Redemption credits available for use in future
years -- if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(I)]:		$ -
(VII) Multiplier for determining registration fee (See
Instruction C.9):			0.0000393

(VIII) Registration fee due (multiply Item 5(v) by Item
5(vii) (enter “0” if no fee is due):			$ 3.73

6. If the response to item 5(i) was determined by
deducting an amount of securities that were
registered under the Securities Act of 1933
pursuant to rule 24e-2 in effect before October 11,
1997, then report the amount of securities (number
of shares or other units) deducted here: -0-.	If
there is a number of shares or other units that
were registered pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year for which this
form is filed that are available for use by the
issuer in future fiscal years, then state that
number here: -0-.

7. Interest due -- if this Form is being filed more
than 90 days after the end of the issuer’s fiscal
year (See Instruction D):

8.
Total of the amount of the registration fee due
plus any interest due [line 5(viii) plus line 7]:
$ 3.73

Dreyfus 130/30 Large Cap Growth Fund - Class I
(formerly, Dreyfus Premier 130/30 Large Cap Growth Fund)
5. Calculation of registration fee:

(I) Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):			$ 11,206

(II) Aggregate price of securities redeemed or
repurchased during the fiscal year:		$ -

(III) Aggregate price of securities redeemed or
repurchased during any PRIOR fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:		$ -
(IV) Total available redemption credits [add Items 5(ii)
and 5(iii):			$ -
(V) Net Sales - if Item 5(I) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:			$ 11,206

(VI) Redemption credits available for use in future
years -- if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(I)]:		$ -
(VII) Multiplier for determining registration fee (See
Instruction C.9):			0.0000393

(VIII) Registration fee due (multiply Item 5(v) by Item
5(vii) (enter “0” if no fee is due):			$ 0.44

6. If the response to item 5(i) was determined by
deducting an amount of securities that were
registered under the Securities Act of 1933
pursuant to rule 24e-2 in effect before October 11,
1997, then report the amount of securities (number
of shares or other units) deducted here: -0-.	If
there is a number of shares or other units that
were registered pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year for which this
form is filed that are available for use by the
issuer in future fiscal years, then state that
number here: -0-.

7. Interest due -- if this Form is being filed more
than 90 days after the end of the issuer’s fiscal
year (See Instruction D):

8.
Total of the amount of the registration fee due
plus any interest due [line 5(viii) plus line 7]:
$ 0.44

Dreyfus 130/30 Large Cap Growth Fund - Class T
(formerly, Dreyfus Premier 130/30 Large Cap Growth Fund)
5. Calculation of registration fee:

(I) Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):			$ -

(II) Aggregate price of securities redeemed or
repurchased during the fiscal year:		$ -

(III) Aggregate price of securities redeemed or
repurchased during any PRIOR fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:		$ -
(IV) Total available redemption credits [add Items 5(ii)
and 5(iii):			$ -
(V) Net Sales - if Item 5(I) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:			$ -

(VI) Redemption credits available for use in future
years -- if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(I)]:		$ -
(VII) Multiplier for determining registration fee (See
Instruction C.9):			0.0000393

(VIII) Registration fee due (multiply Item 5(v) by Item
5(vii) (enter “0” if no fee is due):			$ -

6. If the response to item 5(i) was determined by
deducting an amount of securities that were
registered under the Securities Act of 1933
pursuant to rule 24e-2 in effect before October 11,
1997, then report the amount of securities (number
of shares or other units) deducted here: -0-. If
there is a number of shares or other units that
were registered pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year for which this
form is filed that are available for use by the
issuer in future fiscal years, then state that
number here: -0-.

7. Interest due -- if this Form is being filed more
than 90 days after the end of the issuer’s fiscal
year (See Instruction D):

8.
Total of the amount of the registration fee due
plus any interest due [line 5(viii) plus line 7]:
$ -

Dreyfus International Bond - Class A
(formerly, Dreyfus Premier International Bond)
5. Calculation of registration fee:

(I) Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):	$ 54,281,648

(II) Aggregate price of securities redeemed or
repurchased during the fiscal year:	$ (17,568,645)

(III) Aggregate price of securities redeemed or
repurchased during any PRIOR fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:
$ -
(IV) Total available redemption credits [add Items 5(ii)
and 5(iii):	(17,568,645)

(V) Net Sales - if Item 5(I) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:	$ 36,713,003

(VI) Redemption credits available for use in future
years -- if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(I)]:	$ -
(VII) Multiplier for determining registration fee (See
Instruction C.9):	0.0000393

(VIII) Registration fee due (multiply Item 5(v) by Item
5(vii) (enter “0” if no fee is due):	$ 1,442.82

6. If the response to item 5(i) was determined by
deducting an amount of securities that were
registered under the Securities Act of 1933
pursuant to rule 24e-2 in effect before October 11,
1997, then report the amount of securities (number
of shares or other units) deducted here: -0-.	If
there is a number of shares or other units that
were registered pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year for which this
form is filed that are available for use by the
issuer in future fiscal years, then state that
number here: -0-.

7. Interest due -- if this Form is being filed more
than 90 days after the end of the issuer’s fiscal
year (See Instruction D):

8.
Total of the amount of the registration fee due
plus any interest due [line 5(viii) plus line 7]:
$ 1,442.82

Dreyfus International Bond - Class C
(formerly, Dreyfus Premier International Bond)
5. Calculation of registration fee:

(I) Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):		$ 7,767,275

(II) Aggregate price of securities redeemed or
repurchased during the fiscal year:		$ (2,460,625)

(III) Aggregate price of securities redeemed or
repurchased during any PRIOR fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:
$ -
(IV) Total available redemption credits [add Items 5(ii)
and 5(iii):		$ (2,460,625)

(V) Net Sales - if Item 5(I) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:		$ 5,306,650

(VI) Redemption credits available for use in future
years -- if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(I)]:		$ -
(VII) Multiplier for determining registration fee (See
Instruction C.9):		0.0000393

(VIII) Registration fee due (multiply Item 5(v) by Item
5(vii) (enter “0” if no fee is due):		$ 208.55

6. If the response to item 5(i) was determined by
deducting an amount of securities that were
registered under the Securities Act of 1933
pursuant to rule 24e-2 in effect before October 11,
1997, then report the amount of securities (number
of shares or other units) deducted here: -0-.	If
there is a number of shares or other units that
were registered pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year for which this
form is filed that are available for use by the
issuer in future fiscal years, then state that
number here: -0-.

7. Interest due -- if this Form is being filed more
than 90 days after the end of the issuer’s fiscal
year (See Instruction D):

8.
Total of the amount of the registration fee due
plus any interest due [line 5(viii) plus line 7]:
$ 208.55

Dreyfus International Bond - Class I
(formerly, Dreyfus Premier International Bond)
5. Calculation of registration fee:

(I) Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):		$ 3,123,532

(II) Aggregate price of securities redeemed or
repurchased during the fiscal year:		$ (159,825)

(III) Aggregate price of securities redeemed or
repurchased during any PRIOR fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:		$ -
(IV) Total available redemption credits [add Items 5(ii)
and 5(iii):		$ (159,825)

(V) Net Sales - if Item 5(I) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:		$ 2,963,707

(VI) Redemption credits available for use in future
years -- if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(I)]:		$ -
(VII) Multiplier for determining registration fee (See
Instruction C.9):		0.0000393

(VIII) Registration fee due (multiply Item 5(v) by Item
5(vii) (enter “0” if no fee is due):		$ 116.47

6. If the response to item 5(i) was determined by
deducting an amount of securities that were
registered under the Securities Act of 1933
pursuant to rule 24e-2 in effect before October 11,
1997, then report the amount of securities (number
of shares or other units) deducted here: -0-. If
there is a number of shares or other units that
were registered pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year for which this
form is filed that are available for use by the
issuer in future fiscal years, then state that
number here: -0-.

7. Interest due -- if this Form is being filed more
than 90 days after the end of the issuer’s fiscal
year (See Instruction D):

8.
Total of the amount of the registration fee due
plus any interest due [line 5(viii) plus line 7]:
$ 116.47

TOTAL FOR ALL	$ 1,909.69

9. Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:

[	X	]	Wire Transfer
[		]	Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*	/s/ James Bitetto

James Bitetto, Vice President
and Assistant Secretary

Date: January 29, 2009

* Please print the name and title of the signing officer below the signature.